OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current non-financial assets
Prepaid expenses	$ 7,860,112	$ 7,932,770
Tax credit remainder	2,022,493	234,124
Guaranty deposit		286
Others	4,836,499	5,207,201
Total	14,719,104	13,374,381
Other non-current non-financial assets
Prepaid expenses	1,254,775	527,110
Tax credit remainder	52,746,937	76,262,417
Judicial deposits	15,259,876	11,492,642
Others	1,600,028	1,960,503
Total	$ 70,861,616	$ 90,242,672